Loncar China BioPharma ETF
Schedule of Investments
November 30, 2022 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Biotechnology - 56.2% (a)
144,000	3SBio, Inc.	$152,200
36,000	Akeso, Inc. - Class B (b)	154,507
83,000	Alphamab Oncology (b)	94,107
32,100	Ascentage Pharma Group International (b)	90,269
152,000	Ascletis Pharma, Inc. (b)	67,573
758	BeiGene, Ltd. - ADR (b)	145,240
63,500	Brii Biosciences, Ltd. (b)	70,126
12,000	CanSino Biologics, Inc. - H Shares	152,892
53,000	CARsgen Therapeutics Holdings, Ltd. (b)	93,703
692,000	CK Life Sciences Int’l Holdings, Inc.	61,172
179,500	Clover Biopharmaceuticals, Ltd. (b)	126,251
132,000	CStone Pharmaceuticals (b)	58,513
32,500	Everest Medicines, Ltd. (b)	47,716
26,000	Genscript Biotech Corporation (b)	65,820
16,681	Gracell Biotechnologies, Inc. - ADR (b)	54,213
165,000	HBM Holdings, Ltd. (b)	32,765
7,454	Hutchmed China, Ltd. - ADR (b)	90,417
7,341	I-Mab - ADR (b)	27,162
112,000	Immunotech Biopharm, Ltd. (b)	69,736
69,000	InnoCare Pharma, Ltd. (b)	93,880
22,500	Innovent Biologics, Inc. (b)	88,351
119,100	Jacobio Pharmaceuticals Group Company, Ltd. (b)	69,426
79,500	JW Cayman Therapeutics Company, Ltd. (b)	43,491
24,000	Keymed Biosciences, Inc. (b)	155,429
37,000	Kintor Pharmaceutical, Ltd. (b)	63,045
1,912	Legend Biotech Corporation - ADR (b)	98,487
28,616	LianBio - ADR (b)	44,927
64,500	Ocumension Therapeutics (b)	61,149
16,218	Prenetics Global, Ltd. - Class A (b)	29,679
16,000	Remegen Company, Ltd. - H Shares (b)	101,365
23,600	Shanghai Haohai Biological Technology Company, Ltd. - H Shares	86,019
23,400	Shanghai Junshi Biosciences Company, Ltd. - H Shares (b)	103,427
234,500	Sino Biopharmaceutical, Ltd.	137,597
7,750	Sirnaomics, Ltd. (b)	57,091
248,500	Viva Biotech Holdings (b)	53,167
2,435	Zai Lab, Ltd. - ADR (b)	93,894
		3,034,806
	Biotechnology Services - 8.9%
13,000	Hangzhou Tigermed Consulting Company, Ltd. - H Shares	122,747
14,840	Joinn Laboratories China Company, Ltd. - H Shares	68,729
16,100	Pharmaron Beijing Company, Ltd. - H Shares	91,582
11,157	WuXi AppTec Company, Ltd. - H Shares	109,776
14,000	Wuxi Biologics Cayman, Inc. (b)	89,949
		482,783
	Diagnostics - 2.5%
20,184	Burning Rock Biotech, Ltd. - ADR (b)	50,662
32,000	New Horizon Health, Ltd. (b)	84,248
		134,910
	Pharmaceutical Distribution - 1.8%
41,500	Sinopharm Group Company, Ltd. - H Shares	98,041

	Pharmaceutical Manufacturing - 3.2%
175,000	SSY Group, Ltd.	87,214
104,400	YiChang HEC ChangJiang Pharmaceutical Company, Ltd. - H Shares (b)	85,334
		172,548
	Pharmaceutical services - 1.6%
7,040	Asymchem Laboratories Tianjin Company, Ltd. - H Shares	85,232

	Pharmaceuticals - 25.5% (a)
64,000	China Medical System Holdings, Ltd.	92,817
165,000	China Resources Pharmaceutical Group, Ltd.	135,289
124,880	CSPC Pharmaceutical Group, Ltd.	159,830
173,500	Grand Pharmaceutical and Healthcare Holdings, Ltd.	91,357
35,000	Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd. - H Shares	93,492
66,000	Hansoh Pharmaceutical Group Company, Ltd.	124,804
32,570	Livzon Pharmaceutical Group, Inc. - H Shares	113,497
328,000	Luye Pharma Group, Ltd. (b)	127,746
38,000	Shanghai Fosun Pharmaceutical Group Company, Ltd. - H Shares	125,604
66,100	Shanghai Pharmaceuticals Holding Company, Ltd. - H Shares	109,581
674,000	Sihuan Pharmaceutical Holdings Group, Ltd.	74,260
89,000	Simcere Pharmaceutical Group, Ltd.	116,759
396,000	Sinco Pharmaceuticals Holdings, Ltd. (b)	11,719
		1,376,755
	TOTAL COMMON STOCKS (Cost $8,330,878)	5,385,075

	SHORT-TERM INVESTMENTS - 0.3%
16,043	First American Government Obligations Fund - Class X - 3.67%	16,043
	TOTAL SHORT-TERM INVESTMENTS (Cost $16,043)	16,043
	TOTAL INVESTMENTS (Cost $8,346,921) - 100.0%	5,401,118
	Liabilities in Excess of Other Assets - (0.0)% (d)	(1,745)
	NET ASSETS - 100.0%	$5,399,373

	Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)
To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies.

(b)	Non-income producing security.
(c)	Rate shown is the annualized seven-day yield as of November 30, 2022.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at November 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2022:

Loncar China BioPharma ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$5,385,075	$-	$-	$5,385,075
Short-Term Investments	16,043	-	-	16,043
Total Investments in Securities	$5,401,118	$-	$-	$5,401,118
^See Schedule of Investments for breakout of investments by industry group classification.

For the period ended November 30, 2022, the Fund did not recognize any transfers to or from Level 3.